Consolidated Statements Of Cash Flows Supplemental Schedules - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Income taxes, net	$ 38,168	$ 44,212	$ 12,850
Interest	18,990	20,078	35,301
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents )	(55,589)	683	15,056
Property, plant and equipment	32,094	24,526	32,770
Other long-term assets	1,612		(2,537)
Goodwill and other intangible assets	451,101	(32,482)	334,126
Deferred income taxes	(33,088)	6,088	1,204
Employee benefit liabilities, net	(653)	967	(19,930)
Long-term liabilities	(10,466)		(3,545)
Estimated net fair value of assets acquired and liabilities assumed	$ 385,011	$ (218)	$ 357,144